Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Mining assets1
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment1	R 67,578	R 33,992
Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment1	22,418	8,712
Undeveloped properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment1	1,214	4,341
Other non-mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment1	R 647	R 588